LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Depreciation of lease assets	$ 6,610	$ 1,192	$ 716
Interest on lease liabilities	968	114	56
Operating lease costs	54,892	27,289	24,341
Short-term lease costs	8,719	1,433	1,747
Variable lease costs	8,088	1,021	880
Sublease income	(4,658)	(363)	(415)
Total lease costs	$ 74,619	$ 30,686	$ 27,325